Other capital (Tables)	12 Months Ended
Dec. 31, 2022
Other Capital
Summary of number and weighted average exercise prices of share options

	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (CAD$)
	#	$	#	$
December 31, 2019	29,645	90.25	18	22.80
Granted	7,200	9.15	—	—
Canceled/Forfeited	(13,214)	64.00	—	—
Expired	(3,375)	53.50	(18)	22.80
December 31, 2020	20,256	36.43	—

Granted	23,200	10.51	—	—
Expired	(1)	14,000.00	—	—
December 31, 2021	43,455	21.95	—

Granted	2,000	8.88	—	—
Canceled/Forfeited	(2,900)	14. 49	—	—
Expired	(525)	165.08	—	—
December 31, 2022	42,030	20.05	—

Summary of assumptions to determine share-based compensation costs over the life of awards

	Years ended December 31,
	2022	2021	2020
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	115.75%	115.80%	112.50%
Risk-free annual interest rate	1.59%	1.23%	0.27%
Expected life (years)	5.72	5.71	4.02
Weighted average share price	$8.88	$10.51	$9.15
Weighted average exercise price	$8.88	$10.51	$9.15
Weighted average grant date fair value	$7.47	$8.82	$6.79

Schedule of stock options exercise price range

At December 31, 2022, the following options were outstanding:

	Options outstanding			Options exercisable
Range of US dollar stock option exercise prices	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
8.88 to 10.00	8,800	5.20	9.09	4,538	4.95	9.15
10.01 to 20.00	21,200	5.96	10.51	7,072	5.96	10.51
20.01 to 30.00	6,000	3.91	22.68	6,000	3.91	22.68
50.01 to 60.00	3,400	2.21	51.99	3,400	2.21	51.99
60.01 to 87.50	2,630	0.84	86.37	2,630	0.84	86.37
	42,030	4.89	20.05	23,640	4.14	27.74

Summary of number and weighted average exercise prices of deferred shares units
	Years ended December 31,
	2022	2021	2020
	#	#	#
Balance – Beginning of the year	16,920	6,920	8,480
Granted	80,000	11,200	4,800
Exercised	—	(1,200)	(6,360)
Balance – End of the year	96,920	16,920	6,920